UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number: 811-23711

Lind Capital Partners Municipal Credit Income Fund
(Exact name of registrant as specified in charter)

500 Davis Center, Suite 1004, Evanston, IL 60201
(Address of principal executive offices) (Zip code)

Capitol Services, Inc.

1675 South State Street, Suite B Dover, Delaware 19901
(Name and address of agent for service)

 With Copies To:

Bo J. Howell, Esq. FinTech Law 6224 Turpin Hills Dr. Cincinnati, Ohio 45244	J. Robert Lind Lind Capital Partners 500 Davis Center, Suite 1004 Evanston, IL 60201

Registrant's telephone number, including area code: (312) 878-3830

Date of fiscal year end:	January 31

Date of reporting period:	July 1, 2021 – June 30, 2022

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. PROXY VOTING RECORD.

LIND CAPITAL PARTNERS MUNICIPAL CREDIT INCOME FUND (LCPMX )

Proxy Voting Record

July 1, 2021 – June 30, 2022

The Lind Capital Partners Municipal Credit Income Fund held no securities entitled to vote at a meeting of shareholders during the reporting period (July 1, 2021 through June 30, 2022).

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Lind Capital Partners Municipal Credit Income Fund

By (Signature and Title)*		/s/ J. Robert Lind
J. Robert Lind, President (Principal Executive Officer)
Date	August 23, 2022

* Print the name and title of each signing officer under his or her signature.